Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Aug. 02, 2016	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
C000167184
Account Value [Line Items]
Line Graph and Table Measure Name		Canterbury Portfolio Thermostat - Institutional Shares
Account Value	$ 10,000	$ 13,182	$ 11,643	$ 12,122	$ 13,038	$ 10,693	$ 11,776	$ 11,106	$ 11,231	$ 9,770
MSCI WORLD INDEX Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Account Value	$ 10,000	$ 25,640	$ 19,094	$ 17,194	$ 20,991	$ 14,883	$ 14,186	$ 12,515	$ 12,305	$ 9,967